Leases - Schedule of Future Minimum Lease Payments under Capital Leases (Detail) ¥ in Millions	Mar. 31, 2015 JPY (¥)
Leases
Total minimum lease payments	¥ 66,840
Less: Amount representing interest	(36,229)
Present value of net lease payments	¥ 30,611